Stockholders' Equity (Detail 2) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2015
Redeemable Convertible Preferred Stock Series A One [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		212,466
Redeemable Convertible Preferred Stock Series A Two [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		161,355
Series B Convertible Preferred Share [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,102
Common Stock Series A One [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities	141,262		141,262
Common Stock Series A Two [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities	28,518		28,518
Common Stock Series B [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities	420,956		420,956